CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 2.4%
Entertainment - 2.4%
Live Nation Entertainment Inc.	385,000	$18,021,850	*
World Wrestling Entertainment Inc., Class A Shares	510,000	23,771,100

TOTAL COMMUNICATION SERVICES		41,792,950

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 2.2%
Aptiv PLC	510,000	39,652,500

Diversified Consumer Services - 1.8%
Service Corp. International	715,000	31,002,400

Hotels, Restaurants & Leisure - 1.0%
Vail Resorts Inc.	93,000	17,858,790

Internet & Direct Marketing Retail - 1.1%
Chewy Inc., Class A Shares	360,000	18,896,400	*

Leisure Products - 1.7%
Hasbro Inc.	404,000	29,395,040

Specialty Retail - 4.2%
Carvana Co.	290,000	44,935,500	*
Ross Stores Inc.	315,000	28,246,050

Total Specialty Retail		73,181,550

TOTAL CONSUMER DISCRETIONARY		209,986,680

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 4.1%
Casey’s General Stores Inc.	257,000	40,911,830
Performance Food Group Co.	1,095,000	30,681,900	*

Total Food & Staples Retailing		71,593,730

Household Products - 1.4%
Reynolds Consumer Products Inc.	725,000	24,693,500

TOTAL CONSUMER STAPLES		96,287,230

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Pioneer Natural Resources Co.	252,000	24,423,840

FINANCIALS - 10.2%
Banks - 3.3%
First Republic Bank	290,000	32,619,200
Western Alliance Bancorp	722,000	25,955,900

Total Banks		58,575,100

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2020 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Insurance - 5.4%
Arch Capital Group Ltd.	1,035,000	$31,826,250	*
Hartford Financial Services Group Inc.	675,000	28,566,000
Progressive Corp.	380,000	34,329,200

Total Insurance		94,721,450

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Starwood Property Trust Inc.	1,700,000	25,415,000

TOTAL FINANCIALS		178,711,550

HEALTH CARE - 14.8%
Biotechnology - 2.7%
Alexion Pharmaceuticals Inc.	210,000	21,522,900	*
BioMarin Pharmaceutical Inc.	215,000	25,759,150	*

Total Biotechnology		47,282,050

Health Care Equipment & Supplies - 1.6%
Varian Medical Systems Inc.	200,000	28,544,000	*

Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	120,000	12,022,800

Life Sciences Tools & Services - 8.5%
Avantor Inc.	1,600,000	35,328,000	*
Bio-Rad Laboratories Inc., Class A Shares	57,000	29,918,730	*
Bio-Techne Corp.	72,000	19,811,520
ICON PLC	177,000	32,826,420	*
Syneos Health Inc.	495,000	30,883,050	*

Total Life Sciences Tools & Services		148,767,720

Pharmaceuticals - 1.3%
Catalent Inc.	255,000	22,271,700	*

TOTAL HEALTH CARE		258,888,270

INDUSTRIALS - 16.9%
Aerospace & Defense - 2.9%
L3Harris Technologies Inc.	160,000	26,932,800
Teledyne Technologies Inc.	77,000	23,615,900	*

Total Aerospace & Defense		50,548,700

Building Products - 3.8%
Masonite International Corp.	370,000	31,209,500	*
Trane Technologies PLC	315,000	35,239,050

Total Building Products		66,448,550

Commercial Services & Supplies - 3.0%
Copart Inc.	200,000	18,650,000	*
Waste Connections Inc.	330,000	33,782,100

Total Commercial Services & Supplies		52,432,100

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2020 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Electrical Equipment - 5.6%
AMETEK Inc.	310,000	$28,907,500
Regal Beloit Corp.	130,000	11,956,100
Rockwell Automation Inc.	120,000	26,176,800
Vertiv Holdings Co.	2,125,000	30,812,500	*

Total Electrical Equipment		97,852,900

Road & Rail - 1.6%
Old Dominion Freight Line Inc.	150,000	27,423,000

TOTAL INDUSTRIALS		294,705,250

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 1.4%
Arista Networks Inc.	92,000	23,898,840	*

Electronic Equipment, Instruments & Components - 4.9%
CDW Corp.	300,000	34,875,000
IPG Photonics Corp.	100,000	17,901,000	*
Keysight Technologies Inc.	336,000	33,563,040	*

Total Electronic Equipment, Instruments & Components		86,339,040

IT Services - 2.8%
Amdocs Ltd.	300,000	18,630,000
Black Knight Inc.	395,000	29,593,400	*

Total IT Services		48,223,400

Semiconductors & Semiconductor Equipment - 5.5%
Lam Research Corp.	96,000	36,207,360
SolarEdge Technologies Inc.	160,000	28,016,000	*
Xilinx Inc.	295,000	31,668,250

Total Semiconductors & Semiconductor Equipment		95,891,610

Software - 6.2%
Aspen Technology Inc.	242,000	23,536,920	*
Autodesk Inc.	138,000	32,627,340	*
Splunk Inc.	200,000	41,964,000	*
Synopsys Inc.	55,000	10,957,100	*

Total Software		109,085,360

Technology Hardware, Storage & Peripherals - 1.8%
NCR Corp.	619,000	11,408,170	*
Western Digital Corp.	478,000	20,601,800

Total Technology Hardware, Storage & Peripherals		32,009,970

TOTAL INFORMATION TECHNOLOGY		395,448,220

MATERIALS - 2.7%
Containers & Packaging - 2.7%
Ardagh Group SA	928,000	12,630,080
Ball Corp.	476,000	35,047,880

TOTAL MATERIALS		47,677,960

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2020 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities Inc.		255,000	$45,275,250
Americold Realty Trust		770,000	31,069,500

TOTAL REAL ESTATE			76,344,750

UTILITIES - 5.4%
Electric Utilities - 2.0%
Eversource Energy		395,000	35,577,650

Multi-Utilities - 3.4%
Ameren Corp.		484,000	38,836,160
DTE Energy Co.		173,000	20,003,990

Total Multi-Utilities			58,840,150

TOTAL UTILITIES			94,417,800

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,143,504,743)			1,718,684,500

	RATE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	22,404,056	22,404,056
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	5,601,014	5,601,014	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $28,005,070)			28,005,070

TOTAL INVESTMENTS - 99.9% (Cost - $1,171,509,813)			1,746,689,570
Other Assets in Excess of Liabilities - 0.1%			1,143,012

TOTAL NET ASSETS - 100.0%			$1,747,832,582

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $5,601,014 and the cost was $5,601,014 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,718,684,500	—	—	$1,718,684,500
Short-Term Investments†	28,005,070	—	—	28,005,070

Total Investments	$1,746,689,570	—	—	$1,746,689,570

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$40,759,920	40,759,920	$35,158,906	35,158,906

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$16,998	—	$5,601,014

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